Supplement to the
Consumer Staples Portfolio
Class A, Class T, Class B and Class C
April 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

ACSF-SUM-16-01 1.9880379.100	December 1, 2016

Supplement to the
Consumer Staples Portfolio
Class I
April 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

ACSFI-SUM-16-01 1.9880380.100	December 1, 2016

Supplement to the
Consumer Staples Portfolio
April 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

FOO-SUM-16-01 1.9880386.100	December 1, 2016